Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ABERDEEN STREET TRUST
Prospectus Date	rr_ProspectusDate	Jun. 01, 2017
NF_03.31 Fidelity Flex Freedom Funds Combo PRO-01 | Fidelity Flex℠ Freedom 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Fidelity Flex℠ Freedom 2050 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees
(fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees paid at the fee-based account or plan level. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets among underlying Fidelity® funds according to a "neutral" asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Flex℠ Freedom Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2050)).
  As of March 31, 2017 the fund's neutral asset allocation to underlying Fidelity® funds was approximately:
Domestic Equity Funds*	63
International Equity Funds*	27
Bond Funds*	10
Short-Term Funds*	0

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.

  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds and Short-Term Funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as "neutral" because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including Commodities, High Yield Debt, Floating Rate Debt, Real Estate Debt, Inflation-Protected Debt, and Emerging Markets Debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2050 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
NF_03.31 Fidelity Flex Freedom Funds Combo PRO-01 | Fidelity Flex℠ Freedom 2050 Fund | Fidelity Flex Freedom 2050 Fund-Default
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	none	[2]
1 year	rr_ExpenseExampleYear01	none
3 years	rr_ExpenseExampleYear03	none

[1]	Based on estimated amounts for the current fiscal year.
[2]	The fund is available only to certain fee-based accounts offered by Fidelity. Retirement plans, plan sponsors and/or plan participants pay a wrap fee that covers investment advisory and administrative services.